Financial risk management, objective and policies - Liquidity risk (Details) - Liquidity risk - INR (₨) ₨ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Financial risk management, objective and policies
Carrying amount of financial liabilities	₨ 8,108,667	₨ 7,291,528
Undiscounted contractual cash flows	8,150,883	7,385,479
Year 1
Financial risk management, objective and policies
Undiscounted contractual cash flows	8,121,074	7,017,330
Years 2 - 5
Financial risk management, objective and policies
Undiscounted contractual cash flows	29,809	368,149
Vehicle loan
Financial risk management, objective and policies
Carrying amount of financial liabilities	39,208	46,123
Undiscounted contractual cash flows	44,061	52,991
Vehicle loan | Year 1
Financial risk management, objective and policies
Undiscounted contractual cash flows	18,420	17,624
Vehicle loan | Years 2 - 5
Financial risk management, objective and policies
Undiscounted contractual cash flows	25,641	35,367
Finance lease liabilities
Financial risk management, objective and policies
Carrying amount of financial liabilities	4,103	8,913
Undiscounted contractual cash flows	4,605	10,300
Finance lease liabilities | Year 1
Financial risk management, objective and policies
Undiscounted contractual cash flows	3,534	5,819
Finance lease liabilities | Years 2 - 5
Financial risk management, objective and policies
Undiscounted contractual cash flows	1,071	4,481
Trade and other payables
Financial risk management, objective and policies
Carrying amount of financial liabilities	5,268,046	5,049,630
Undiscounted contractual cash flows	5,268,046	5,049,630
Trade and other payables | Year 1
Financial risk management, objective and policies
Undiscounted contractual cash flows	5,264,949	5,049,630
Trade and other payables | Years 2 - 5
Financial risk management, objective and policies
Undiscounted contractual cash flows	3,097
Term Loan
Financial risk management, objective and policies
Carrying amount of financial liabilities	335,752	796,794
Undiscounted contractual cash flows	372,613	882,490
Term Loan | Year 1
Financial risk management, objective and policies
Undiscounted contractual cash flows	372,613	554,189
Term Loan | Years 2 - 5
Financial risk management, objective and policies
Undiscounted contractual cash flows		328,301
Bank overdraft
Financial risk management, objective and policies
Carrying amount of financial liabilities	797,343
Undiscounted contractual cash flows	797,343
Bank overdraft | Year 1
Financial risk management, objective and policies
Undiscounted contractual cash flows	797,343
Other current liabilities
Financial risk management, objective and policies
Carrying amount of financial liabilities	1,664,215	1,390,068
Undiscounted contractual cash flows	1,664,215	1,390,068
Other current liabilities | Year 1
Financial risk management, objective and policies
Undiscounted contractual cash flows	₨ 1,664,215	₨ 1,390,068